Related Party Transactions - Summary of Amounts of Related Party Transactions (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and Due from Banks	$ 175,423,476	$ 177,866,399
Debt Securities at Fair Value through Profit or Loss	155,419,560	89,431,378
Other Financial Assets	10,093,626	14,860,200
Loans and Other Financing	526,434,119	488,144,152
Other Debt Securities	23,070,377	25,893,436
Financial Assets Pledged as Collateral	18,717,443	15,725,036
Total Assets	1,055,279,177	933,269,606
Liabilities
Derivative Financial Instruments	57,450	1,199,533
Other Financial Liabilities	97,471,465	97,153,624
Financing Received from the Argentine Central Bank and other Financial Institutions	13,833,439	30,936,161
Debt Securities Issued	17,073,898	39,808,666
Liabilities for Insurance Contracts	2,060,976	1,999,408
Other Non-financial Liabilities	25,258,228	23,239,327
Total Liabilities	872,945,442	774,209,789
Income (Loss)
Net Income from Financial Instruments Measured at Fair Value through Profit or Loss	69,331,902	99,151,496	$ 36,341,509
Income from Insurance Business	5,501,807	5,000,869	6,009,167
Other Operating Income (Expense)	(22,322,631)	(28,769,432)	(21,862,980)
Other Operating Expenses	30,763,761	35,082,818	35,391,431
Operating Income	43,502,705	50,178,167	7,067,054
Related parties [member]
Assets
Cash and Due from Banks	1,392,563	4,634,039
Debt Securities at Fair Value through Profit or Loss	738,302	60,112
Other Financial Assets	1,659	10,390
Loans and Other Financing	3,354,891	2,693,645
Other Debt Securities	170,656	178,791
Financial Assets Pledged as Collateral		555
Assets for Insurance Contracts	547
Other Non-financial Assets		2,953
Total Assets	5,658,618	7,580,485
Liabilities
Deposits	1,707,028	5,587,455
Derivative Financial Instruments	0
Other Financial Liabilities	849,064	748,351
Financing Received from the Argentine Central Bank and other Financial Institutions	2,153,464	916,266
Debt Securities Issued	908,958	238,903
Liabilities for Insurance Contracts	23	5,457
Other Non-financial Liabilities	40,081	84,053
Total Liabilities	5,658,618	7,580,485
Income (Loss)
Net Income (Loss) from Interest	226,467	490,269	58,588
Net Fee Income (Expense)	(1,085,741)	(1,201,852)	(71,981)
Net Income from Financial Instruments Measured at Fair Value through Profit or Loss	(904)
Income from Insurance Business	2,005,616	2,389,538	2,632,514
Other Operating Income (Expense)	(1,193,475)	(1,576,194)	(2,682,854)
Administrative Expenses	121,002	174,543	64,887
Other Operating Expenses	14,459	9,282
Operating Income	$ 87,424	$ 285,586	$ 1,154